Commitments, Lawsuit Settlement Agreement and Contingencies - Reconciliation of the non-cancellable lease commitments (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Impact on Consolidated Financial Statements
Total lease liabilities	$ 8,369,072	$ 9,680,559
IFRS 16
Impact on Consolidated Financial Statements
Total lease liabilities	$ 4,953,638	$ 5,533,552